Note 12 - Business Combination (Details Textual) € in Thousands, $ in Thousands					3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 EUR (€)
Statement Line Items [Line Items]
Profit (loss), attributable to non-controlling interests							$ 0	$ 0	$ (387)
Non-controlling interests	$ 0						0	0	0
Cash flows used in obtaining control of subsidiaries or other businesses							66	(0)	$ 7,089
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	50.00%								50.00%
Total consideration transferred, acquisition-date fair value	$ 1,000								$ 1,000
Total investments accounted for using equity method										$ 5,400
Gain recognised in bargain purchase transaction	$ 7,800						$ 0	$ 0	7,848
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Non-controlling interest in acquiree recognised at acquisition date		$ 1,259			$ 1,259						€ 1,025
Profit (loss), attributable to non-controlling interests		(387)	€ (319)		(400)
Non-controlling interests		$ 900			$ 900						€ 706
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		49.00%		51.00%	49.00%						49.00%	51.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					$ 600				600
Identifiable intangible assets recognised as of acquisition date				$ 1,896								€ 1,593
Non-controlling interest in acquiree recognised at acquisition date				1,260								1,025
Cash transferred		$ 2,200		4,916	$ 2,200						€ 1,800	€ 4,000
Number of instruments or interests issued or issuable		15,793			15,793						15,793
Equity interests of acquirer		$ 237		200	$ 237						€ 197
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				$ 1,500
Revenue of acquiree since acquisition date									1,400
Profit (loss) of acquiree since acquisition date									(2,800)
Revenue of combined entity as if combination occurred at beginning of period									41,100
Profit (loss) of combined entity as if combination occurred at beginning of period									$ 8,300
Total consideration transferred, acquisition-date fair value		2,410			2,410						€ 1,997
Cash flows used in obtaining control of subsidiaries or other businesses					2,147	€ 1,779
Tembo e-LV B.V. [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Identifiable intangible assets recognised as of acquisition date		1,500			1,500
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Percentage of revenue, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.25								0.25
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Attrition rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.25								0.25
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Average EBIT, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.037								0.037
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Weighted average cost of capital [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.13								0.13
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Bottom of range [member] | Useful life, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	1								1
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Top of range [member] | Useful life, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	5								5
Tembo e-LV B.V. [member] | Brand names [member]
Statement Line Items [Line Items]
Identifiable intangible assets recognised as of acquisition date		$ 400			$ 400
Tembo e-LV B.V. [member] | Brand names [member] | Useful life, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	6								6
Tembo e-LV B.V. [member] | Brand names [member] | Average royalty rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.05								0.05
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	50.00%								50.00%
Cash transferred	$ 0								$ 0
Revenue of acquiree since acquisition date									0
Total consideration transferred, acquisition-date fair value	1,000								1,000
Total investments accounted for using equity method	5,393								$ 5,393
Gain recognised in bargain purchase transaction	7,848
Cash flows used in obtaining control of subsidiaries or other businesses	$ 0